Schedule of Investments(a)
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–93.36%(b)
Apparel Retail–2.20%
Pou Sheng International (Holdings) Ltd. (Hong Kong)(c)	9,404,000	$1,996,002
Automobile Manufacturers–0.29%
Jiangling Motors Corp. Ltd., B Shares	311,100	267,603
Construction Materials–1.28%
Asia Cement China Holdings Corp.	1,343,500	1,158,892
Electronic Components–0.35%
Largan Precision Co. Ltd. (Taiwan)	3,000	315,487
Electronic Manufacturing Services–0.15%
FIH Mobile Ltd.(c)	877,000	137,921
Footwear–2.60%
Stella International Holdings Ltd.(c)	1,991,500	2,354,886
Gas Utilities–0.93%
Towngas China Co. Ltd.	1,977,000	847,587
Health Care Equipment–4.01%
Microport Cardioflow Medtech Corp.(c)(d)	2,600	4,091
MicroPort Scientific Corp.	520,000	3,626,970
		3,631,061
Health Care Supplies–3.48%
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	1,692,000	3,152,120
Hotels, Resorts & Cruise Lines–0.83%
Shanghai Jinjiang International Hotels Co. Ltd., B Shares	381,578	753,143
Household Products–4.40%
Vinda International Holdings Ltd. (Hong Kong)	1,181,000	3,984,527
Hypermarkets & Super Centers–2.46%
Sun Art Retail Group Ltd.	2,157,500	2,234,494
Interactive Home Entertainment–4.89%
NetEase, Inc., ADR	38,516	4,428,955
Interactive Media & Services–21.70%
Autohome, Inc., ADR(c)	29,987	3,305,467
JOYY, Inc., ADR	37,242	3,427,754
Tencent Holdings Ltd.	102,500	8,973,165
Weibo Corp., ADR(c)	86,908	3,961,266
		19,667,652
Shares		Value
Internet & Direct Marketing Retail–15.44%
Alibaba Group Holding Ltd., ADR(c)	19,498	$4,949,177
JD.com, Inc., ADR(c)	47,292	4,194,327
Meituan Dianping, B Shares(c)	106,400	4,853,114
		13,996,618
Life & Health Insurance–2.22%
AIA Group Ltd. (Hong Kong)	164,400	2,014,297
Marine Ports & Services–1.00%
Qingdao Port International Co. Ltd., H Shares(d)	1,562,000	905,937
Movies & Entertainment–4.13%
iQIYI, Inc., ADR(c)	171,498	3,747,231
Packaged Foods & Meats–9.16%
Dali Foods Group Co. Ltd.(d)	6,045,500	3,636,840
Uni-President China Holdings Ltd.	3,853,000	4,668,273
		8,305,113
Pharmaceuticals–8.52%
Jiangsu Hengrui Medicine Co. Ltd., A Shares	235,320	3,765,584
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., H Shares	615,000	404,825
Sino Biopharmaceutical Ltd.	3,809,000	3,549,861
		7,720,270
Restaurants–0.55%
Ajisen (China) Holdings Ltd. (Hong Kong)	3,195,000	494,295
Technology Hardware, Storage & Peripherals–2.77%
Asustek Computer, Inc. (Taiwan)	245,000	2,511,842
Total Common Stocks & Other Equity Interests (Cost $58,803,983)		84,625,933

Money Market Funds–2.05%
Invesco Government & Agency Portfolio,Institutional Class, 0.03%(e)(f)	674,872	674,872
Invesco Liquid Assets Portfolio,Institutional Class, 0.05%(e)(f)	415,768	415,935
Invesco Treasury Portfolio,Institutional Class, 0.01%(e)(f)	771,283	771,283
Total Money Market Funds (Cost $1,862,088)		1,862,090
TOTAL INVESTMENTS IN SECURITIES–95.41% (Cost $60,666,071)		86,488,023
OTHER ASSETS LESS LIABILITIES–4.59%		4,158,293
NET ASSETS–100.00%		$90,646,316

Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Greater China Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $4,546,868, which represented 5.02% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$835,025	$2,821,079	$(2,981,232)	$-	$-	$674,872	$25
Invesco Liquid Assets Portfolio, Institutional Class	530,329	2,015,056	(2,129,449)	76	(77)	415,935	59
Invesco Treasury Portfolio, Institutional Class	954,314	3,224,090	(3,407,121)	-	-	771,283	17
Total	$2,319,668	$8,060,225	$(8,517,802)	$76	$(77)	$1,862,090	$101

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Greater China Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$28,014,177	$56,611,756	$—	$84,625,933
Money Market Funds	1,862,090	—	—	1,862,090
Total Investments	$29,876,267	$56,611,756	$—	$86,488,023
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Greater China Fund